Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of the deferred tax assets

	2012	2011
	(In thousands)
Operating loss carryforwards	$61,717	$75,817
Tax credit carryforwards	8,455	9,163
Other	4,935	4,844

	75,107	89,824
Valuation allowance	(75,107)	(89,824)

	$—	$—

Difference between the 34% U.S. federal corporate tax rate and the Company's effective tax rate

	2012	2011	2010
Expected federal income tax rate	(34.0)%	(34.0)%	(34.0)%
Expiring credits and NOLs	116.3	66.3	74.2
Change in valuation allowance	(76.6)	(22.5)	(34.1)
Federal and state credits	(0.6)	(3.3)	(6.4)
State income taxes, net of federal benefit	(5.2)	(5.4)	(4.8)
Permanent differences	0.1	(1.0)	2.6
State rate change	—	—	0.3
Other	—	(0.1)	2.2

Effective tax rate	0.0%	0.0%	0.0%